Document and Entity Information	0 Months Ended
May 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 05, 2014
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	May 05, 2014
Document Effective Date	May 05, 2014
Prospectus Date	Mar. 01, 2014
Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Risk/Return:
Trading Symbol	DSTYX